Consolidated Statements of Cash Flows (unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating Activities:
Net loss	$ 1,724,546	$ (27,988,546)	$ (38,093,756)	$ (75,168,363)
Adjustments to reconcile net loss to net cash provided from (used for) operating activities:
Depreciation and amortization	200,768	223,967	847,126	749,111
Provision for credit losses	1,694,364	10,465,595	29,437,179	52,621,682
Provision for other credit losses	516,319	2,514,301	9,257,284	7,349,852
Equity based compensation and restricted stock vested	2,390,108	2,718,095	10,309,535	14,161,754
Amortization of debt issuance costs	173,453	185,602	983,745	689,930
Impairment losses on long-lived assets			39,512	5,475
Fair value adjustment on warrants	420,201		(50,424)
Loss on extinguishment of line of credit			813,806	1,092,679
Loss on sale of fixed assets	2,174		79,683
Changes in operating assets and liabilities:
Notes receivable	6,885,554	13,221,231	10,590,769	(105,950,424)
Other receivables	128,749	444,861	(6,710,739)	(11,031,826)
Prepaid expenses and other assets	1,013,216	(180,022)	(1,353,026)	(1,855,206)
Merchant accounts payable	(17,748,691)	(1,467,348)	(12,928,944)	35,696,079
Other payables	(952,451)	1,776,019	1,281,500	2,111,082
Accrued liabilities	(647,194)	5,891,198	2,476,822	7,416,249
Deferred revenue	120,447		1,516,228
Operating leases	3,700	4,387	15,548	(20,124)
Net Cash (Used for) Provided from Operating Activities	(4,074,737)	7,809,340	8,511,848	(72,132,050)
Investing Activities:
Purchase of property and equipment	(51,158)	(56,488)	(52,236)	(686,032)
Internally developed intangible asset additions	(270,095)	(317,681)	(955,841)	(733,995)
Net Cash Used for Investing Activities	(321,253)	(374,169)	(1,008,077)	(1,420,027)
Financing Activities:
Payments on long term debt				(1,220,332)
Proceeds from line of credit	11,300,000		71,155,556	174,666,667
Payments to line of credit	(16,500,000)	(26,000,000)	(84,955,556)	(135,866,667)
Payments of debt issuance costs	(52,883)		(1,330,901)	(1,697,705)
Payment of debt extinguishment costs			(600,307)	(1,000,000)
Proceeds from stock option exercises	750	82,526	100,370	765,786
Stock subscriptions collected related to stock option exercises		18,545	324,378	246,999
Repurchase of common stock	(28,918)	(303,141)	(381,434)	(2,652,014)
Proceeds from issuance of common stock				30,000,000
Costs incurred from issuance of common stock				(2,768)
Net Cash Used for Financing Activities	(5,281,051)	(26,202,070)	(15,687,894)	63,239,966
Effect of exchange rate changes on cash	735,157	456,896	(1,183,387)	98,376
Net decrease in cash, cash equivalents, and restricted cash	(9,677,041)	(18,766,899)	(8,184,123)	(10,312,111)
Cash, cash equivalents, and restricted cash, beginning of period	69,522,658	78,890,168	78,890,168	89,103,903
Cash, cash equivalents, and restricted cash, end of period	60,580,774	60,580,165	69,522,658	78,890,168
Noncash investing and financing activities:
Lease liabilities arising from obtaining right-of-use assets			8,005	328,341
Issuance of restricted stock units for settlement of accrued expenses				1,996,779
Conversion of liability-classified incentive awards to stockholders’ equity				8,580,123
Withholding of restricted stock units to cover employee tax withholding				164,081
Issuance of warrants			561,719
Supplementary disclosures:
Interest paid	3,617,351	$ 1,567,639	7,790,430	4,819,604
Income taxes paid	$ 825		$ 65,395	$ 56,017